COMMITMENTS AND CONTINGENCIES - Lease Commitments (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2017
Year ended December 31:
2019		¥ 2,959,829
2020		346,745
Total		3,306,574
Rental expense for operating leases	¥ 4,772,679	¥ 2,717,234	¥ 6,089,419
Minimum
Lease commitments
Operating lease term		12 months
Maximum
Lease commitments
Operating lease term		36 months
Leases not renewed
Operating lease term which were not renewed		1 month